                                 Filed with the Securities and Exchange Commission on April 20, 2004

Registration No. 33-88362                                                               Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 12
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 89

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                              ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484, TEL. #: (203) 926-1888
                              -----------------------------------------------------------------------
                        (Address of Depositor's Principal Executive Offices and Depositor's Telephone Number

                                               TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:
                   MAY 1, 2004 or as soon as practicable after the effective date of this Registration Statement.

                            It is proposed that this filing become effective: (check appropriate space)
                                      __ immediately upon filing pursuant to paragraph (b) of Rule 485.
                                      X  on   May 1, 2004    pursuant to paragraph (b) of Rule 485.
                                            ----------------
                                      __ 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
                                      __ on ___________ pursuant to paragraph (a)(i) of Rule 485.
                                            -----------
                                      __ 75 days after filing pursuant to paragraph (a)(ii) of  Rule 485.
                                      __ on ___________ pursuant to paragraph (a)(ii) of Rule 485.
                                      __ If checked, this post-effective amendment designates a new effective date for a previously filed  post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

Registrant  has registered an indefinite  number or amount of securities  under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment  Company Act of 1940. The Rule 24f-2 Notice for  Registrant's  fiscal year 2003 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Gal3

This  post-effective  amendment is being filed solely for the purpose of providing  annual updates and/or  supplements to the documents that are included in the post-effective  amendment and does not otherwise eliminate or replace any other documents  previously filed in the Registration Statement.

                                           Supplement to Prospectus Dated May 1, 2003
                                                  Supplement dated May 1, 2004

     This  Supplement  should be retained  with the May 1, 2003  Prospectus  for your  annuity  contract  issued by American
     Skandia Life Assurance Corporation  ("American Skandia").  If you do not have a May 1, 2003 Prospectus,  please contact
     American Skandia at  1-800-766-4530.  Please be advised that as of May 1, 2004, we are no longer selling any additional contracts  that are  described  in this  prospectus.  Therefore,  please  retain  your May 1, 2003  prospectus  and any supplements  thereto for future  reference as these  documents  will continue to constitute the prospectus to which you can refer.

1.       Appendix A Financial Information about American Skandia is deleted in its entirety.
2.       The "Incorporation of Certain Documents by Reference" section is deleted in its entirety and replaced with the following:
     "American  Skandia  publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information  about American  Skandia that is annually  audited by independent  accountants.  American  Skandia's annual report for the year ended December 31, 2003,  together with  subsequent  periodic  reports that American  Skandia files with the SEC, are  incorporated by reference into this  prospectus.  You can obtain copies,  at no cost, of any and all of this  information,  including the American  Skandia annual report that is not ordinarily  mailed to contract owners, the more current  reports and any  subsequently  filed  documents  at no cost by  contacting  us at American  Skandia -
     Variable  Annuities;  P.O. Box 7040;  Bridgeport,  CT 06601-7040  (Telephone :  203-926-1888).  The SEC file number for
     American  Skandia is  33-44202.  You may read and copy any filings  made by American  Skandia with the SEC at the SEC's
     Public Reference Room at 450 Fifth Street,  Washington,  D.C.  20549-0102.  You can obtain information on the operation of the Public  Reference  Room by calling (202)  942-8090.  The SEC  maintains an Internet site that contains  reports, proxy and information  statements,  and other information  regarding issuers that file  electronically  with the SEC at
     http://www.sec.gov.

gal3

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the  establishment  of the  Registrant  for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal   Underwriting  Agreement  between  American  Skandia  Life
                           Assurance  Corporation  and Skandia Life Equity Sales  Corporation  filed via EDGAR with
                           Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

(4)      (a)     Copy of the form of the  Annuity  filed  via EDGAR  with  Post-Effective  Amendment  No. 2 to this
                           Registration Statement No. 33-88362, filed April 30, 1997.

(b)      Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c)      Copy  of   Performance-related   Benefits  and  First  Year  Credits  Endorsement  filed  via  EDGAR  with
                           Post-Effective  Amendment No. 8 to Registration Statement No. 33-87010,  filed April 26,
                           1999.

(d)      Copy of  percent  Death  Benefit  Endorsement  filed  via  EDGAR  with  Pre-Effective  Amendment  No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

                  (e)      Copy of  Continuous  Guaranteed  Return  Option  filed  via  EDGAR  with  Post-Effective
                           Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(5)      A copy of the application form used with the Annuity  (previously  filed in Pre-Effective  Amendment No. 1 to this Registration Statement, filed April 20, 1995).
                  FILED VIA EDGAR with Post-Effective Amendment No. 3 to this Registration Statement
                  No. 33-88362, filed April 27, 1998.

         (6)      (a)      Copy  of  the  certificate  of   incorporation   of  American   Skandia  Life  Assurance
                           Corporation  filed  via  EDGAR  with  Registration   Statement  No.  33-44203,  CIK  No.
                           0000881453, Accession No. . 0000881453-04-000025, filed March 24, 2004.

                  (b)      Copy of the By-Laws of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR
                           with  Registration  Statement  No.  33-44202,  CIK  No.  0000881453,   Accession  No.  .
                           0000881453-04-000025, filed March 24, 2004.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a)      American  Skandia  Trust  filed  via  EDGAR  with  Post-effective  Amendment  No.  4  to
                           Registration  Statement No. 33-87010,  filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

(b)      Form of Sales  Agreement  between  Depositor  and The Galaxy VIP Fund filed via EDGAR with  Post-Effective
                           Amendment No. 3 to this Registration Statement No. 33-88362, filed April 27, 1998.

(c)      Gartmore  Global  Asset  Management  Trust  filed  via  EDGAR  with  Post-Effective  Amendment  No.  2  to
                           Registration Statement No. 333-96577, filed August 6, 2003.

         (9)      Opinion and consent of Counsel                                               FILED HEREWITH

         (10)     (a)      Consent of Pricewaterhouse Coopers LLP                              FILED HEREWITH
                  (b)      Consent of Ernst & Young LLP                                        FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of Performance  filed via EDGAR with
                  Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

         (14)     Financial Data Schedule

         (99.1)   (a) Powers of Attorney for Zafar Rashid,  Executive  Vice  President and Chief  Financial  Officer filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 333-96577, filed February 17, 2004.
(b)      Powers of Attorney for James J. Avery, Director,  Vivian L. Banta, Director,  Richard J. Carbone,  Director, Helen M. Galt,
                      Director,  Ronald P.  Joelson,  Director,  Andrew J. Mako,  Director  and David R.  Odenath,  Chief  Executive
                      Officer,  President  and Director  filed with  Post-Effective  Amendment No. 5 to  Registration  Statement No.
                      333-96577.

Item 25.  Directors and Officers of the Depositor:

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia  U.S.  Inc., a
Delaware  corporation,  and  its  subsidiaries,  one of  which  is  American  Skandia  Life  Assurance  Corporation
("American  Skandia"),  from Skandia  Insurance  Company Ltd.  Skandia U.S.  Inc. is the sole  shareholder  of ASI, which is the parent company of American Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm                                                           Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability & Risk
Management
2 Gateway Center
Newark, New Jersey, 07102-5005

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk
Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                         Senior Vice  President,  Chief Legal Officer
and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior  Vice  President,   Chief  Investment
Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director and Senior Vice President, Asset
213 Washington Street                                                  Liability & Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and
Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President & Chief
One Corporate Drive, P.O. Box 883                                      Financial Officer
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26. Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly  control any person.  The following  persons are under common  control with the Depositor by
American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account
         -------------------------------------------------------------------------------------
                  B was established under the laws of the State of Connecticut and is registered with the U.S.
                  Securities and Exchange Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this
                  Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance
         -----------------------------------------------------
                  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.
                  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a
         --------------------------------------------------------------------------
                  general business corporation organized in the State of Delaware and is an affiliate of ASLAC.
                  Its primary purpose is to provide various types of business services to American Skandia, Inc.
                  and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation
         ------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter"
                  of annuity contracts deemed to be securities, as required by the Securities and Exchange
                  Commission, which annuity contracts are to be issued by American Skandia Life Assurance
                  Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business
         ------------------------------------------------------------
                  corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance
                  Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business
         ----------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset
                  Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business
         ------------------------------------------------------
                  corporation organized in the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

Effective  May 1,  2003,  Skandia  U.S.  Inc.,  the sole  shareholder  of ASI,  which is the  parent of ASLAC,  was purchased by Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey  insurance  holding  company whose subsidiary  companies serve individual and institutional  customers worldwide and include The Prudential  Insurance
Company of America, one of the largest life insurance companies in the U.S.

In addition to the  affiliates  and/or  subsidiaries  shown  above,  ASLAC  holds all of the voting  securities  of
American  Skandia Trust ("AST"),  a managed,  open-end  investment  company  organized as a Massachusetts  business trust,  other  than  those  securities  held in  separate  accounts  of Kemper  Investors  Life  Insurance  Company
("Kemper")  in support  of  variable  life  insurance  policies  issued by  Kemper.  The shares of this  investment company are voted in accordance  with the  instructions of persons having  interests in the unit investment  trust, and ASLAC and Kemper  vote the shares  they hold  directly  in the same  manner that they vote the shares that they hold in their separate accounts.

The subsidiaries of Prudential  Financial,  Inc. are listed under Item 26 of  Pre-Effective  Amendment No. 3 to the
Form N-4  Registration  Statement  for Pruco Life Flexible  Premium  Variable  Annuity  Account,  Registration  No.
333-52754, filed April 17, 2003, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners:  As of December 31, 2003, there were 4,268 owners of Annuities.

Item  28.  Indemnification:  Under  Section  33-320a  of the  Connecticut  General  Statutes,  the  Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses  including  attorneys'  fees, for actions  brought or threatened to be brought against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director or officer had no reason to believe  his  conduct  was  unlawful.  The director or officer must also be  indemnified  when he is  successful  on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable  entitled to be indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale  of the  Registrants'  securities,  the  director  or  officer  may  obtain  indemnification  only  if a court determines  that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be  indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and  officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director  and  officer  and  American  Skandia,  Inc.,  a  corporation  organized  under  the laws of the  state of
Delaware.  The provisions of the indemnity  agreement are governed by Section 45 of the General  Corporation Law of the State of Delaware.

The  directors  and  officers  of ASLAC and ASM are covered  under a directors  and  officers  liability  insurance policy.  Such policy will reimburse  ASLAC or ASM, as applicable,  for any payments that it shall make to directors and  officers  pursuant to law and,  subject to certain  exclusions  contained  in the  policy,  will pay any other costs,  charges and expenses,  settlements  and  judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant pursuant to the foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and
Exchange  Commission  such  indemnification  is against  public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by
Registrant  of  expenses  incurred  or paid by a  director,  officer or  controlling  person of  Registrant  in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia Marketing,  Inc. ("ASM"),  a subsidiary of American Skandia,  Inc., serves as distributor and principal  underwriter for flexible premium  deferred  annuities,  single premium deferred  annuities, modified  single premium  variable life insurance  policies and flexible  premium  variable life insurance policies  issued by American  Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and principal underwriter for American Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia  U.S.  Inc., a
Delaware  corporation,  and its subsidiaries,  one of which is American Skandia  Marketing,  Incorporated  ("ASM"),
from  Skandia  Insurance  Company  Ltd.  Skandia  U.S.  Inc. is the sole  shareholder  of ASI,  which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert M. Arena                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael Bohm                                                           Controller
One Corporate Drive
Shelton, Connecticut  06484-0883

Shaun Byrnes                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Nicholas Campanella                                                    Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Susan Carosi                                                           Chief Anti-Money Laundering Officer
2101 Welsh Road
Dresher; Pennsylvania  19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Paul DeSimone                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Senior Vice President and Chief Compliance
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Robert F. Gunia                                                        Senior Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
751 Broad Street                                                       and Corporate Secretary
Newark; New Jersey  07102-3714

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Stephanie Holman                                                       Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Marc Levine                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Mowbray                                                         Vice President
751 Broad Street
Newark; New Jersey  07102-3714

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President, Chief Executive Officer and
Director
213 Washington Street
Newark, New Jersey  07102-2992

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Judy A. Rice                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Hayward L. Sawyer                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Matthew Schiffman                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Karen Stockla                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its principal  office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment  to this  Registration  Statement  as frequently  as is necessary to ensure that the audited  financial  statements  in the  Registration  Statement  are never more than 16 months old so long as payments  under the annuity  contracts  may be accepted  and  allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space that an  applicant  or  enrollee  can check to request a
Statement of Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statementsrequired to be made available under this form promptly upon written or oral request.

(d)      American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the fees and charges deducted under the contracts described in this Registration  Statement are in the aggregate  reasonable in relation to the  services  rendered,  the  expenses  incurred  and the risks  assumed by  American  Skandia  Life  Assurance
Corporation  under the  respective  facts and  circumstances,  including  such relevant  factors as: the nature and extent of such services,  expenses and risks,  the need for American  Skandia Life Assurance  Corporation to earn a profit, the degree to which the contract includes innovative  features,  and regulatory  standards for the grant of exemptive  relief  under the  Investment  Company Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all contracts sold pursuant to this  Registration  Statement, including those sold on the terms  specifically  described in the prospectuses  contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

                                                     EXHIBITS

         As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No.  9        Opinion and Consent of Counsel                  FILED HEREWITH

No. 10(a)     Consent of PricewaterhouseCoopers LLP           FILED HEREWITH

No. 10(b)     Consent of Ernst & Young LLP                    FILED HEREWITH

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of April, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

         David R. Odenath**        Chief Executive Officer and President                  April 20, 2004
         ------------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

            Zafar Rashid*              Executive Vice President and                       April 20, 2004
            -------------
            Zafar Rashid                  Chief Financial Officer

                                                          (Board of Directors)

      James Avery**                           Vivian Banta**                             Richard Carbone**
      ------------                            ------------                               -----------------
      James Avery                             Vivian Banta                               Richard Carbone

      Helen Galt**                            Ronald Joelson**                          David R. Odenath**
      ---------------                         ----------------                          ------------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                           Andrew J. Mako**
                                                           ----------------
                                                            Andrew J. Mako

                                    *By:  /s/ Robin Wagner
                                          ----------------
                                               Robin Wagner

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577
                                                                                                                           -
          **Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.